Loans (Troubled Debt Restructurings Entered into During Periods by Type of Concession Granted) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 0	¥ 0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		194,648	206,442
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		181,345	195,593
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		55,611	54,476
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		9,045	8,596
Domestic | Services
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		18,740	21,951
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		74,625	87,237
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		12,244	8,656
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		3,461	3,198
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]		0
Loan forgiveness or debt to equity swaps charge-off			0
Interest rate reduction and/or postponement of principal and/or interest			2,274
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		7,619	9,205
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	0	0
Loan forgiveness or debt to equity swaps charge-off		0	0
Interest rate reduction and/or postponement of principal and/or interest		¥ 13,303	¥ 10,849

[1]	Amounts represent the book values of loans immediately after the restructurings.